Description of Organization, Business Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2026
Class of Stock [Line Items]
Description of Organization, Business Operations and Basis of Presentation	ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize Holdings, Inc. (the “Company”) was incorporated in Delaware on October 17, 2025, as a wholly owned holding company of Securitize, Inc. The Company was formed for the purpose of facilitating future corporate structuring and financing transactions. As of March 31, 2026, the Company had no operations other than its formation and the issuance of 10,000 shares of common stock to Securitize, Inc. for total consideration of $1.
Pending Business Combination
Consistent with its purpose of facilitating future corporate structuring and financing transactions, on October 27, 2025, the Company, Securitize, Cantor Equity Partners II, Inc. (“CEPT”), a special purpose acquisition company, and certain merger subsidiaries entered into a Business Combination Agreement (the “Business Combination Agreement”) to effect a business combination between CEPT and Securitize (the “Business Combination”).
The Business Combination is expected to be completed through a series of transactions, including (i) the merger of CEPT with a subsidiary of the Company to be formed prior to closing, with CEPT shareholders receiving shares of the Company’s common stock, and (ii) a subsequent merger of a CEPT subsidiary with and into Securitize, with Securitize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. Upon completion of these transactions, the Company will become the publicly traded parent company of Securitize.
In connection with the Business Combination, certain investors have agreed to subscribe for an aggregate of 22,500,000 shares at a purchase price of $10.00 per share in a private placement (the “PIPE Investment”), for total expected gross proceeds of approximately $225 million, subject to the terms and conditions of the applicable subscription agreements.
The consummation of the Business Combination is subject to customary closing conditions, including approval by CEPT’s shareholders and other regulatory approvals. Upon closing, existing equity holders of CEPT and Securitize will hold equity interests in the Company. There can be no assurance that the Business Combination will be completed on the terms currently contemplated or at all.
ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize Holdings, Inc. (the “Company”) was incorporated in Delaware on October 17, 2025, as a wholly owned holding company of Securitize, Inc. The Company was formed for the purpose of facilitating future corporate structuring and financing transactions. As of December 31, 2025, the Company had no operations other than its formation and the issuance of 10,000 shares of common stock to Securitize, Inc. for total consideration of $1.
Pending Business Combination
Consistent with its purpose of facilitating future corporate structuring and financing transactions, on October 27, 2025, the Company, Securitize, Cantor Equity Partners II, Inc. (“CEPT”), a special purpose acquisition company, and certain merger subsidiaries entered into a Business Combination Agreement (the “Business Combination Agreement”) to effect a business combination between CEPT and Securitize (the “Business Combination”).
The Business Combination is expected to be completed through a series of transactions, including (i) the merger of CEPT with a subsidiary of the Company to be formed prior to closing, with CEPT shareholders receiving shares of the Company’s common stock, and (ii) a subsequent merger of a CEPT subsidiary with and into Securitize, with Securitize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. Upon completion of these transactions, the Company will become the publicly traded parent company of Securitize.
In connection with the Business Combination, certain investors have agreed to subscribe for an aggregate of 22,500,000 shares at a purchase price of $10.00 per share in a private placement (the “PIPE Investment”), for total expected gross proceeds of approximately $225 million, subject to the terms and conditions of the applicable subscription agreements.
The consummation of the Business Combination is subject to customary closing conditions, including approval by CEPT’s shareholders and other regulatory approvals. Upon closing, existing equityholders of CEPT and Securitize will hold equity interests in the Company. There can be no assurance that the Business Combination will be completed on the terms currently contemplated or at all.

CANTOR EQUITY PARTNERS II, INC.
Class of Stock [Line Items]
Description of Organization, Business Operations and Basis of Presentation	Description of Organization, Business Operations and Basis of Presentation
Cantor Equity Partners II, Inc. (the “Company”) was incorporated on November 11, 2020 as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
Although the Company is not limited in its search for target businesses to a particular industry or sector for the purpose of consummating the Business Combination, the Company focused its search on companies operating in the financial services, digital assets, healthcare, real estate services, technology and software industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2026, the Company had not commenced operations. All activity through March 31, 2026 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”) described below, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company will not generate any operating revenues until after the completion of the Business Combination, at the earliest. During the three months ended March 31, 2026, the Company used the net proceeds derived from the Initial Public Offering and the Private Placement (as defined below) to generate non-operating income in the form of interest income from direct investments in U.S. government debt securities. During the three months ended March 31, 2026, the Company also recognized changes in the fair value of the forward sale securities (as further described below) as other income.
The Company’s sponsor is Cantor EP Holdings II, LLC (the “Sponsor”). The registration statements for the Initial Public Offering were declared effective on May 1, 2025. On May 5, 2025, the Company consummated the Initial Public Offering of 24,000,000 Class A ordinary shares, par value $0.0001 per share (“Class A ordinary shares” and such Class A ordinary shares issued in the Initial Public Offering, the “Public Shares”) at a purchase price of $10.00 per share, generating gross proceeds of $240,000,000, as described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 580,000 Class A ordinary shares (the “Private Placement Shares”) to the Sponsor, at a purchase price of $10.00 per share, in a private placement (the “Private Placement”), generating gross proceeds of $5,800,000, as described in Note 4.
The net proceeds of the Private Placement were deposited into the Trust Account (as defined below) and will be used to fund the redemption of the Public Shares subject to the requirements of applicable law (see Note 4).
Offering costs amounted to approximately $5,300,000, consisting of $4,900,000 of underwriting fees and approximately $400,000 of other costs.
Following the closing of the Initial Public Offering and the Private Placement on May 5, 2025, an amount of $240,000,000 ($10.00 per share) from the net proceeds of the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) located in the United States with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee. The funds in the Trust Account were initially held in an account at J.P. Morgan Chase Bank, N.A., and on May 6, 2025, were transferred to an account at CF Secured, LLC (“CF Secured”), an affiliate of the Sponsor. The Trust Account may be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, or held as cash or cash items (including in demand deposit accounts) at a bank, as determined by the Company, until the earlier of: (i) the completion of the Business Combination or (ii) the distribution of the Trust Account, as described below.
Business Combination — The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating the Business Combination. There is no assurance that the Company will be able to complete the Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. However, the Company will only complete the Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination either (i) in connection with a shareholders meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of the Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (which, as of March 31, 2026 and December 31, 2025, was $10.51 and $10.43 per Public Share, respectively, and for both periods, inclusive of $0.15 per redeemed share to be funded pursuant to the Sponsor Note (as defined below) in the applicable Redemption Event (as defined below)). The Public Shares are recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”). In such case, the Company will proceed with the Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (as may be amended, the “Amended and Restated Memorandum and Articles”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing the Business Combination. If, however, shareholder approval of the Business Combination is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the Business Combination, or if they vote at all. If the Company seeks shareholder approval in connection with the Business Combination, the Sponsor and the Company’s directors and officers have agreed to vote their Founder Shares (as defined in Note 4), their Private Placement Shares and any Public Shares purchased during or after the Initial Public Offering in favor of the Business Combination (except that any Public Shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), would not be voted in favor of approving the Business Combination). In addition, the Sponsor and the Company’s directors and officers have agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and any Public Shares held by them in connection with the completion of the Business Combination.
Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Sponsor and the Company’s officers and directors have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles (i) that would affect the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100% of the Public Shares if the Company does not complete the Business Combination or (ii) with respect to any other provision relating to shareholders’ rights or pre-business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Business Combination Agreement — On October 27, 2025, the Company entered into a business combination agreement (the “Business Combination Agreement”), with Securitize, Inc., a Delaware corporation (“Securitize”), Securitize Holdings, Inc., a Delaware corporation (“Pubco”), Pinecrest Merger Sub, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“CEPT Merger Sub”), and Senna Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Securitize Merger Sub”).
Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated thereby (the “Closing” and the date of the Closing, the “Closing Date”), (a) the Company will merge with and into CEPT Merger Sub, with CEPT Merger Sub continuing as the surviving entity (the “CEPT Merger”), in accordance with which (i) the Company’s shareholders holding Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares”), will receive one Class A ordinary share in exchange for each Class B ordinary share held by such shareholder immediately prior to the CEPT Merger (other than certain Class B ordinary shares surrendered by the Sponsor) and (ii) immediately thereafter, each Class A ordinary share will be cancelled and cease to exist, in exchange for the right of Company shareholders holding Class A ordinary shares to receive one share of common stock, par value $0.0001 per share, of Pubco (“Pubco Common Stock”), for each Class A ordinary share held by such shareholder at the time of the CEPT Merger (other than any Public Shares which are the subject of valid redemption requests and any treasury shares), and (b) at least two hours after the CEPT Merger, Securitize Merger Sub will merge with and into Securitize, with Securitize continuing as the surviving entity (the “Securitize Merger” and, together with the CEPT Merger, the “Mergers”), in accordance with which the holders (the “Securitize Stockholders”) of common stock of Securitize (“Securitize Common Stock”) will receive a number of shares of Pubco Common Stock in exchange for their shares of Securitize Common Stock as determined in accordance with the Business Combination Agreement. As a result of the Mergers and the other transactions contemplated by the Business Combination Agreement (the “Securitize Business Combination”), CEPT Merger Sub and Securitize will become wholly-owned subsidiaries of Pubco and Pubco will become a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with applicable law.
Contemporaneously with the execution of the Business Combination Agreement, the Company, Pubco and Securitize entered into subscription agreements (the “PIPE Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, in a private placement immediately prior to the CEPT Merger, 22,500,000 Class A ordinary shares (the “PIPE Shares”), at a purchase price of $10.00 per share payable in cash, for an aggregate purchase price of $225,000,000 (the “PIPE Investment”). PIPE Investors are permitted under the PIPE Subscription Agreements to satisfy their commitments thereunder through the purchase of Class A ordinary shares in the public market, subject to certain restrictions set forth therein.
Contemporaneously with the execution of the Business Combination Agreement, the Company, Pubco, Securitize and the Sponsor entered into the Sponsor Support Agreement, dated as of October 27, 2025 (the “Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor agreed (i) to vote its Class A ordinary shares and Class B ordinary shares in favor of the Business Combination Agreement and the Securitize Business Combination and each of the other proposals to be presented to the Company’s shareholders at the extraordinary general meeting of the Company’s shareholders to be held in connection with the Securitize Business Combination, (ii) to vote its Class A ordinary shares and Class B ordinary shares against certain other transactions and matters, (iii) to waive the anti-dilution rights of the Class B ordinary shares set forth in the Amended and Restated Memorandum and Articles, (iv) to comply with the restrictions imposed by the letter agreement, dated as of May 2, 2025, by and among the Company, the Sponsor and the other parties thereto (the “Insider Letter”), including the restrictions on transferring and redeeming Class A ordinary shares and Class B ordinary shares in connection with the Securitize Business Combination, (v) to surrender, for no consideration, up to 30% of its Founder Shares (as defined in Note 4) immediately prior to, and conditioned upon, the consummation of the CEPT Merger (such number of surrendered Founder Shares to be determined pursuant to a formula taking into account the number of shares redeemed by Company shareholders in the Securitize Business Combination and the gross proceeds from the PIPE Investment exceeding $100,000,000), (vi) that the shares of Pubco Common Stock received by the Sponsor in exchange for its Founder Shares (other than any surrendered shares) (any such remaining shares, the “Post-Combination Founder Shares”) will be subject to a six month lock-up, subject to early release, and (vii) to subject up to 30% of its Post-Combination Founder Shares to forfeiture and vesting based on an earn-out during the five year period after the Closing on the terms and conditions set forth in the Sponsor Support Agreement.
Certain of the Company’s existing agreements will be amended or amended and restated in connection with the Securitize Business Combination.
For more information regarding the Securitize Business Combination, refer to the Company’s filings with the SEC, including the Current Reports on Form 8-K filed by the Company with the SEC on October 28, 2025,
October 30, 2025 and November 13, 2025, Pubco’s Registration Statement on Form S-4 (File No. 333-293022) initially filed with the SEC on January 28, 2026 (as amended from time to time), and the other filings the Company and Pubco may make from time to time with the SEC.
Forward Sale Securities — As described above, in connection with the Securitize Business Combination, pursuant to the PIPE Subscription Agreements, the PIPE Investors committed to purchase a certain number of Class A ordinary shares, at $10.00 per share, in exchange for cash. The PIPE Investors also have the option to purchase the Class A ordinary shares in the public market at a price that is less than the redemption price, subject to certain restrictions set forth in the PIPE Subscription Agreements. The PIPE Shares are referred in the Company’s unaudited condensed consolidated financial statements and the footnotes as the forward sale securities.
Failure to Consummate the Business Combination — The Company has until May 5, 2027, or until such earlier liquidation date as the Company’s board of directors may approve or such later date as the Company’s shareholders may approve pursuant to the Amended and Restated Memorandum and Articles (the “Combination Period”), to consummate the Business Combination. If the Company is unable to complete the Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor and the Company’s directors and officers have agreed to waive their liquidation rights from the Trust Account with respect to the Founder Shares and the Private Placement Shares held by them if the Company fails to complete the Business Combination within the Combination Period. However, if the Sponsor or any of the Company’s directors and officers acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial redemption amount of $10.15 per share (inclusive of $0.15 per redeemed share to be funded pursuant to the Sponsor Note). In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account below $10.15 per share (inclusive of $0.15 per redeemed share to be funded pursuant to the Sponsor Note). This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm and the underwriters of the Initial Public Offering), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity and Capital Resources
As of both March 31, 2026 and December 31, 2025, the Company had $25,000 of cash in its operating account. As of March 31, 2026 and December 31, 2025, the Company had a working capital deficit of approximately $2,916,000 and approximately $1,472,000, respectively. As of March 31, 2026 and December 31, 2025, approximately $8,753,000 and approximately $6,617,000, respectively, of the amount earned on funds held in the Trust Account was available to pay taxes, if any.
The Company’s liquidity needs through March 31, 2026 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $160,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”), the proceeds from the sale of the Private Placement Shares not held in the Trust Account and the Sponsor Loan (as defined below). The Company fully repaid the Pre-IPO Note upon completion of the Initial Public Offering. In addition, in order to finance transaction costs in connection with the Business Combination, the Sponsor agreed to loan the Company up to $1,750,000 to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Business Combination (the “Sponsor Loan”), of which approximately $605,000 and approximately $397,000 has been drawn by the Company as of March 31, 2026 and December 31, 2025, respectively. If the Sponsor Loan is insufficient, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 4). As of both March 31, 2026 and December 31, 2025, the Company did not have any borrowings under the Working Capital Loans.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of the Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable and consummating the Securitize Business Combination.
Basis of Presentation
The unaudited condensed consolidated financial statements are presented in U.S. dollars, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC, and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of March 31, 2026 and the results of operations, comprehensive income (loss), and cash flows for the periods presented. Certain information and disclosures normally included in unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. Interim results are not necessarily indicative of results for a full year or any future period. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2025, included in the Company’s Annual Report on Form 10-K filed by the Company with the SEC on March 6, 2026.
Principles of Consolidation
The unaudited condensed consolidated financial statements of the Company include its wholly-owned subsidiary. All intercompany accounts and transactions are eliminated in consolidation.
Going Concern
In connection with the Company’s going concern considerations in accordance with guidance in ASC 205-40 Presentation of Financial Statements — Going Concern, the Company has until May 5, 2027 to consummate the Business Combination. The Company’s mandatory liquidation date, if the Business Combination is not consummated, raises substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. As discussed above, in the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, if any, and including $0.15 per redeemed share to be funded pursuant to the Sponsor Note, divided by the number of then outstanding Public Shares. As of March 31, 2026 and December 31, 2025, the redemption value per Public Share was $10.51 and $10.43, respectively.
Emerging Growth Company
The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Description of Organization, Business Operations and Basis of Presentation
Cantor Equity Partners II, Inc. (the “Company”) was incorporated on November 11, 2020 as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
Although the Company is not limited in its search for target businesses to a particular industry or sector for the purpose of consummating the Business Combination, the Company intends to focus its search on companies operating in the financial services, digital assets, healthcare, real estate services, technology and software industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2025, the Company had not commenced operations. All activity through December 31, 2025 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”) described below, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company will not generate any operating revenues until after the completion of the Business Combination, at the earliest. During the year ended December 31, 2025, the Company used the net proceeds derived from the Initial Public Offering and the Private Placement (as defined below) to generate non-operating income in the form of interest income from direct investments in U.S. government debt securities. During the year ended December 31, 2025, the Company also recognized changes in the fair value of the forward sale securities (as further described below) as other loss.
The Company’s sponsor is Cantor EP Holdings II, LLC (the “Sponsor”). The registration statements for the Initial Public Offering were declared effective on May 1, 2025. On May 5, 2025, the Company consummated the Initial Public Offering of 24,000,000 Class A ordinary shares, par value $0.0001 per share (“Class A ordinary shares” and such Class A ordinary shares issued in the Initial Public Offering, the “Public Shares”) at a purchase price of $10.00 per share, generating gross proceeds of $240,000,000, as described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 580,000 Class A ordinary shares (the “Private Placement Shares”) to the Sponsor at a price of $10.00 per share in a private placement (the “Private Placement”), generating gross proceeds of $5,800,000, as described in Note 4.
The net proceeds of the Private Placement were deposited into the Trust Account (as defined below) and will be used to fund the redemption of the Public Shares subject to the requirements of applicable law (see Note 4).
Offering costs amounted to approximately $5,300,000, consisting of $4,900,000 of underwriting fees and approximately $400,000 of other costs.
Following the closing of the Initial Public Offering and the Private Placement on May 5, 2025, an amount of $240,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares and the Private Placement Shares (see Note 4) was placed in a trust account (the “Trust Account”) located in the United States with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee. The funds in the Trust Account were initially held in an account at J.P. Morgan Chase Bank, N.A., and on May 6, 2025, were transferred to an account at CF Secured, LLC (“CF Secured”), an affiliate of the Sponsor. The Trust Account may be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, or held as cash or cash items (including in demand deposit accounts) at a bank, as determined by the Company, until the earlier of: (i) the completion of the Business Combination or (ii) the distribution of the Trust Account, as described below.
Business Combination — The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating the Business Combination. There is no assurance that the Company will be able to complete the Business Combination successfully. The Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the Business Combination. However, the Company will only complete the Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination either (i) in connection with a shareholders meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of the Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (which, as of December 31, 2025, was $10.43 per Public Share, inclusive of $0.15 per redeemed share to be funded pursuant to the Sponsor Note (as defined below) in the applicable Redemption Event (as defined below)). The Public Shares are recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”). In such case, the Company will proceed with the Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (as may be amended, the “Amended and Restated Memorandum and Articles”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing the Business Combination. If, however, shareholder approval of the Business Combination is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the Business Combination, or if they vote at all. If the Company seeks shareholder approval in connection with the Business Combination, the Sponsor and the Company’s directors and officers have agreed to vote their Founder Shares (as defined in Note 4), their Private Placement Shares and any Public Shares purchased during or after the Initial Public Offering in favor of the Business Combination (except that any Public Shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), would not be voted in favor of approving the Business Combination). In addition, the Sponsor and the Company’s directors and officers have agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and any Public Shares held by them in connection with the completion of the Business Combination.
Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Sponsor and the Company’s officers and directors have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles (i) that would affect the substance or timing of the Company’s obligation to allow redemption in connection with the Business Combination or to redeem 100% of the Public Shares if the Company does not complete the Business Combination or (ii) with respect to any other provision relating to shareholders’ rights or pre-business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Business Combination Agreement — On October 27, 2025, the Company entered into a business combination agreement (the “Business Combination Agreement”), with Securitize, Inc., a Delaware corporation (“Securitize”), Securitize Holdings, Inc., a Delaware corporation (“Pubco”), Pinecrest Merger Sub, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“CEPT Merger Sub”), and Senna Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Securitize Merger Sub”).
Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated thereby (the “Closing” and the date of the Closing, the “Closing Date”), (a) the Company will merge with and into CEPT Merger Sub, with CEPT Merger Sub continuing as the surviving entity (the “CEPT Merger”), in accordance with which (i) the Company’s shareholders holding Class B ordinary shares will receive one Class A ordinary share in exchange for each Class B ordinary share held by such shareholder immediately prior to the CEPT Merger (other than certain Class B ordinary shares surrendered by the Sponsor) and (ii) immediately thereafter, each Class A ordinary share will be cancelled and cease to exist, in exchange for the right of Company shareholders holding Class A ordinary shares to receive one share of common stock, par value $0.0001 per share, of Pubco (“Pubco Common Stock”), for each Class A ordinary share held by such shareholder at the time of the CEPT Merger (other than any Public Shares which are the subject of valid redemption requests and any treasury shares), and (b) at least two hours after the CEPT Merger, Securitize Merger Sub will merge with and into Securitize, with Securitize continuing as the surviving entity (the “Securitize Merger” and, together with the CEPT Merger, the “Mergers”), in accordance with which the holders (the “Securitize Stockholders”) of common stock of Securitize (“Securitize Common Stock”) will receive a number of shares of Pubco Common Stock in exchange for their shares of Securitize Common Stock as determined in accordance with the Business Combination Agreement. As a result of the Mergers and the other transactions contemplated by the Business Combination Agreement (the “Securitize Business Combination”), CEPT Merger Sub and Securitize will become wholly-owned subsidiaries of Pubco and Pubco will become a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with applicable law.
Contemporaneously with the execution of the Business Combination Agreement, the Company, Pubco and Securitize entered into subscription agreements (the “PIPE Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, in a private placement immediately prior to the CEPT Merger, 22,500,000 Class A ordinary shares (the “PIPE Shares”), at a purchase price of $10.00 per share payable in cash, for an aggregate purchase price of $225,000,000 (the “PIPE Investment”). PIPE Investors are permitted under the PIPE Subscription Agreements to satisfy their commitments thereunder through the purchase of Class A ordinary shares in the public market, subject to certain restrictions set forth therein.
Contemporaneously with the execution of the Business Combination Agreement, the Company, Pubco, Securitize and the Sponsor entered into the Sponsor Support Agreement, dated as of October 27, 2025 (the “Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor agreed (i) to vote its Class A ordinary shares and Class B ordinary shares in favor of the Business Combination Agreement and the Securitize Business Combination and each of the other proposals to be presented to the Company’s shareholders at the extraordinary general meeting of the Company’s shareholders to be held in connection with the Securitize Business Combination, (ii) to vote its Class A ordinary shares and Class B ordinary shares against certain other transactions and matters, (iii) to waive the anti-dilution rights of the Class B ordinary shares set forth in the Amended and Restated Memorandum and Articles, (iv) to comply with the restrictions imposed by the letter agreement, dated as of May 2, 2025, by and among the Company, the Sponsor and the other parties thereto (the “Insider Letter”), including the restrictions on transferring and redeeming Class A ordinary shares and Class B ordinary shares in connection with the Securitize Business Combination, (v) to surrender, for no consideration, up to 30% of its Class B ordinary shares immediately prior to, and conditioned upon, the consummation of the CEPT Merger (such number of surrendered Class B ordinary shares to be determined pursuant to a formula taking into account the number of shares redeemed by Company shareholders in the Securitize Business Combination and the gross proceeds from the PIPE Investment exceeding $100,000,000), (vi) that the shares of Pubco Common Stock received by the Sponsor in exchange for its Class B ordinary shares (other than any surrendered shares) (any such remaining shares, the “Post-Combination Founder Shares”) will be subject to a six month lock-up, subject to early release, and (vii) to subject up to 30% of its Post-Combination Founder Shares to forfeiture and vesting based on an earn-out during the five year period after the Closing on the terms and conditions set forth in the Sponsor Support Agreement.
Certain of the Company’s existing agreements will be amended or amended and restated in connection with the Securitize Business Combination.
For more information regarding the Securitize Business Combination, refer to the Company’s filings with the SEC, including the Current Reports on Form 8-K filed by the Company with the SEC on October 28, 2025,
October 30, 2025 and November 13, 2025, Pubco’s Registration Statement on Form S-4 (File No. 333-293022) initially filed with the SEC on January 28, 2026 (as amended from time to time), and the other filings the Company and Pubco may make from time to time with the SEC.
Forward Sale Securities — As described above, in connection with the Securitize Business Combination, pursuant to the PIPE Subscription Agreements, the PIPE Investors committed to purchase a certain number of Class A ordinary shares, at $10.00 per share, in exchange for cash. The PIPE Investors also have the option to purchase the Class A ordinary shares in the public market at a price that is less than the redemption price, subject to certain restrictions set forth in the PIPE Subscription Agreements. The PIPE Shares are referred in the Company’s consolidated financial statements and the footnotes as the forward sale securities.
Failure to Consummate the Business Combination — The Company has until May 5, 2027, or until such earlier liquidation date as the Company’s board of directors may approve or such later date as the Company’s shareholders may approve pursuant to the Amended and Restated Memorandum and Articles (the “Combination Period”), to consummate the Business Combination. If the Company is unable to complete the Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor and the Company’s directors and officers have agreed to waive their liquidation rights from the Trust Account with respect to the Founder Shares and the Private Placement Shares held by them if the Company fails to complete the Business Combination within the Combination Period. However, if the Sponsor or any of the Company’s directors and officers acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than $10.15 per share (inclusive of $0.15 per redeemed share to be funded pursuant to the Sponsor Note) initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account below $10.15 per share. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm and the underwriters of the Initial Public Offering), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity and Capital Resources
As of December 31, 2025 and 2024, the Company had $25,000 and $—, respectively, of cash in its operating account. As of December 31, 2025 and 2024, the Company had a working capital deficit of approximately $1,472,000 and approximately $174,000, respectively. As of December 31, 2025 and 2024, approximately
$6,617,000 and $—, respectively, of the amount earned on funds held in the Trust Account was available to pay taxes, if any.
The Company’s liquidity needs through December 31, 2025 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $160,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”), the proceeds from the sale of the Private Placement Shares not held in the Trust Account and the Sponsor Loan (as defined below). The Company fully repaid the Pre-IPO Note upon completion of the Initial Public Offering. In addition, in order to finance transaction costs in connection with the Business Combination, the Sponsor agreed to loan the Company up to $1,750,000 to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Business Combination (the “Sponsor Loan”), of which approximately $397,000 and $— has been drawn by the Company as of December 31, 2025 and 2024, respectively. If the Sponsor Loan is insufficient, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 4). As of both December 31, 2025 and 2024, the Company did not have any borrowings under the Working Capital Loans.
Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of the Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable and consummating the Securitize Business Combination.
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the SEC.
Principles of Consolidation
The consolidated financial statements of the Company include its wholly-owned subsidiary. All intercompany accounts and transactions are eliminated in consolidation.
Emerging Growth Company
The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.